Non-controlling interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Non-controlling interest
Current assets	$ 903,289	$ 780,829
Current liabilities	(170,381)	(138,545)
Non-controlling interests	25,807	28,409
Revenue	543,339	237,110
Comprehensive loss	(85,784)	(16,618)
Non-controlling interest	6,177	(1,951)
Subsidiaries
Non-controlling interest
Current assets	52,275	10,117
Non-current assets	292,121	307,515
Current liabilities	(16,008)	(8,173)
Non-current liabilities	(210,254)	(165,389)
Revenue	52,359	230
Total expenses	66,466	6,172
Comprehensive loss	(14,107)	(5,942)
Net assets (liabilties)	118,134	144,070
Aphria Diamond
Non-controlling interest
Current assets	51,521	2,598
Non-current assets	176,507	171,314
Current liabilities	(15,630)	(5,743)
Non-current liabilities	$ (176,516)	$ (150,892)
Non-controlling interest %	49.00%	49.00%
Non-controlling interests	$ 17,582	$ 8,466
Revenue	52,306
Total expenses	33,701	2,274
Comprehensive loss	18,605	(2,274)
Non-controlling interest	9,116	(1,114)
Net assets (liabilties)	$ 35,882	17,277
CannInvest Africa Ltd.
Non-controlling interest
Current assets		2
Current liabilities		(3)
Non-current liabilities		$ (9)
Non-controlling interest %	50.00%	50.00%
Non-controlling interests		$ (5)
Total expenses		10
Comprehensive loss		(10)
Non-controlling interest		(5)
Net assets (liabilties)		(10)
Verve Dynamics
Non-controlling interest
Current assets		185
Non-current assets		14,635
Current liabilities		$ (2,155)
Non-controlling interest %	70.00%	70.00%
Non-controlling interests		$ 8,866
Total expenses		839
Comprehensive loss		(839)
Non-controlling interest		(587)
Net assets (liabilties)		12,665
Nuuvera Malta Ltd.
Non-controlling interest
Current assets		1,813
Non-current assets		741
Current liabilities		(178)
Non-current liabilities		$ (3,196)
Non-controlling interest %	10.00%	10.00%
Non-controlling interests		$ (82)
Revenue		230
Total expenses		1,046
Comprehensive loss		(816)
Non-controlling interest		(82)
Net assets (liabilties)		(820)
Marigold
Non-controlling interest
Current assets		441
Non-current assets		7,872
Current liabilities		(16)
Non-current liabilities		$ (1,654)
Non-controlling interest %	5.00%	5.00%
Non-controlling interests		$ 332
Revenue	$ 53
Total expenses	6,696	757
Comprehensive loss	(6,643)	(757)
Non-controlling interest	(332)	(38)
Net assets (liabilties)		6,643
ColCanna S.A.S.
Non-controlling interest
Current assets	754	5,078
Non-current assets	115,614	112,953
Current liabilities	(378)	(78)
Non-current liabilities	$ (33,738)	$ (9,638)
Non-controlling interest %	10.00%	10.00%
Non-controlling interests	$ 8,225	$ 10,832
Total expenses	26,069	1,246
Comprehensive loss	(26,069)	(1,246)
Non-controlling interest	(2,607)	(125)
Net assets (liabilties)	$ 82,252	$ 108,315